Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill at beginning of the year	€ 5,332,271	€ 5,507,063
Business Combination	461,971	269,101
Disposals		(12,902)
Transfer	0
Translation differences	434,659	(430,991)
Goodwill at end of the year	6,228,901	5,332,271
Grifols UK Ltd. (UK)
Goodwill
Goodwill at beginning of the year	7,674	8,107
Translation differences	511	(433)
Goodwill at end of the year	8,185	7,674
Grifols Italia S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year	6,118	6,118
Goodwill at end of the year	6,118	6,118
Biomat USA, Inc. (USA)
Goodwill
Goodwill at beginning of the year	234,791	255,896
Business Combination	345,844
Transfer	51,364
Translation differences	44,322	(21,105)
Goodwill at end of the year	676,321	234,791
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year	9,538	9,472
Translation differences	214	66
Goodwill at end of the year	9,752	9,538
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year	1,816,404	1,979,678
Translation differences	145,620	(163,274)
Goodwill at end of the year	1,962,024	1,816,404
Araclon Biotech, S.L. (Spain)
Goodwill
Goodwill at beginning of the year	6,000	6,000
Business Combination	(6,000)
Goodwill at end of the year		6,000
Progenika Biopharma, S.A. (Spain)
Goodwill
Goodwill at beginning of the year	40,516	40,516
Goodwill at end of the year	40,516	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)
Goodwill
Goodwill at beginning of the year	2,376,978	2,600,950
Disposals		(12,902)
Translation differences	188,515	(211,070)
Goodwill at end of the year	2,565,493	2,376,978
Kiro Grifols S.L. (Spain)
Goodwill
Goodwill at beginning of the year	24,376	24,376
Goodwill at end of the year	24,376	24,376
Goetech, LLC (USA)
Goodwill
Goodwill at beginning of the year	55,167	60,126
Translation differences	4,423	(4,959)
Goodwill at end of the year	59,590	55,167
Haema AG.
Goodwill
Goodwill at beginning of the year	190,014	190,014
Goodwill at end of the year	190,014	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)
Goodwill
Goodwill at beginning of the year	140,334	152,948
Translation differences	11,250	(12,614)
Goodwill at end of the year	151,584	140,334
Interstate Blood Bank, Inc. (USA)
Goodwill
Goodwill at beginning of the year	158,479	172,862
Translation differences	12,705	(14,383)
Goodwill at end of the year	171,184	158,479
Plasmavita Healthcare GmbH (Germany)
Goodwill
Goodwill at beginning of the year	9,987
Business Combination		9,987
Goodwill at end of the year		9,987
Alkahest, Inc. (USA)
Goodwill
Goodwill at beginning of the year	71,910
Business Combination		74,372
Translation differences		(2,462)
Goodwill at end of the year		71,910
Green Cross Biotherapeutics, Inc. (Canada)
Goodwill
Goodwill at beginning of the year	134,569
Business Combination		133,443
Translation differences		1,126
Goodwill at end of the year		134,569
Green Cross America Inc. (USA)
Goodwill
Goodwill at beginning of the year	49,416
Business Combination		51,299
Translation differences		(1,883)
Goodwill at end of the year		49,416
Plasmavita Healthcare GmbH (Alemania)
Goodwill
Goodwill at beginning of the year	9,987
Goodwill at end of the year	9,987	9,987
Alkahest, Inc (EEUU)
Goodwill
Goodwill at beginning of the year	71,910
Translation differences	5,765
Goodwill at end of the year	77,675	71,910
Grifols Canada Therapeutics, Inc (formerly Green Cross Biotherapeutics, Inc.) (Canada)
Goodwill
Goodwill at beginning of the year	134,569
Business Combination	16,667
Translation differences	12,225
Goodwill at end of the year	163,461	134,569
GCAM, Inc (formerly Green Cross America Inc.) (USA)
Goodwill
Goodwill at beginning of the year	49,416
Transfer	(51,364)
Translation differences	1,948
Goodwill at end of the year		€ 49,416
GigaGen, Inc (ver nota 3)
Goodwill
Business Combination	105,460
Translation differences	7,161
Goodwill at end of the year	€ 112,621